UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	6/30/2018

Item 1.  Schedule of Investments

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks 97.7%
Aerospace & Defense 2.6%
Arconic, Inc.	17,981	$ 305,857
Boeing Co. (The)	23,494	7,882,472
General Dynamics Corp.	11,912	2,220,516
Harris Corp.	5,050	729,927
Huntington Ingalls Industries, Inc.	2,000	433,580
L3 Technologies, Inc.	3,470	667,350
Lockheed Martin Corp.	10,606	3,133,330
Northrop Grumman Corp.	7,448	2,291,750
Raytheon Co.	12,444	2,403,932
Rockwell Collins, Inc.	7,163	964,713
Textron, Inc.	11,234	740,433
TransDigm Group, Inc.	2,100	724,794
United Technologies Corp.	31,780	3,973,453
		26,472,107
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	6,000	501,960
Expeditors International of Washington, Inc.	7,700	562,870
FedEx Corp.	10,616	2,410,469
United Parcel Service, Inc. (Class B Stock)	29,290	3,111,477
		6,586,776
Airlines 0.4%
Alaska Air Group, Inc.	4,900	295,911
American Airlines Group, Inc.	17,450	662,402
Delta Air Lines, Inc.	27,700	1,372,258
Southwest Airlines Co.	22,974	1,168,917
United Continental Holdings, Inc.*	10,200	711,246
		4,210,734
Auto Components 0.2%
Aptiv PLC	11,200	1,026,256
BorgWarner, Inc.	8,200	353,912
Goodyear Tire & Rubber Co. (The)	9,971	232,225
		1,612,393
Automobiles 0.4%
Ford Motor Co.	165,938	1,836,934

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Automobiles (cont’d.)
General Motors Co.	53,300	$ 2,100,020
Harley-Davidson, Inc.	7,100	298,768
		4,235,722
Banks 6.0%
Bank of America Corp.	403,695	11,380,162
BB&T Corp.	33,158	1,672,490
Citigroup, Inc.	108,995	7,293,945
Citizens Financial Group, Inc.	20,600	801,340
Comerica, Inc.	7,161	651,078
Fifth Third Bancorp	29,573	848,745
Huntington Bancshares, Inc.	46,229	682,340
JPMorgan Chase & Co.	145,433	15,154,119
KeyCorp	44,135	862,398
M&T Bank Corp.	6,370	1,083,855
People’s United Financial, Inc.	14,000	253,260
PNC Financial Services Group, Inc. (The)	20,172	2,725,237
Regions Financial Corp.	46,874	833,420
SunTrust Banks, Inc.	19,883	1,312,676
SVB Financial Group*	2,100	606,396
U.S. Bancorp	66,595	3,331,082
Wells Fargo & Co.	186,336	10,330,468
Zions Bancorporation	8,300	437,327
		60,260,338
Beverages 1.7%
Brown-Forman Corp. (Class B Stock)	10,950	536,660
Coca-Cola Co. (The)	163,664	7,178,303
Constellation Brands, Inc. (Class A Stock)	7,300	1,597,751
Molson Coors Brewing Co. (Class B Stock)	7,894	537,108
Monster Beverage Corp.*	17,450	999,885
PepsiCo, Inc.	60,781	6,617,227
		17,466,934
Biotechnology 2.5%
AbbVie, Inc.	65,374	6,056,901
Alexion Pharmaceuticals, Inc.*	9,500	1,179,425
Amgen, Inc.	28,546	5,269,306
Biogen, Inc.*	9,090	2,638,281
Celgene Corp.*	31,100	2,469,962
Gilead Sciences, Inc.	56,000	3,967,040
Incyte Corp.*	7,600	509,200

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	3,330	$ 1,148,817
Vertex Pharmaceuticals, Inc.*	10,830	1,840,667
		25,079,599
Building Products 0.3%
A.O. Smith Corp.	6,000	354,900
Allegion PLC	4,133	319,729
Fortune Brands Home & Security, Inc.	6,400	343,616
Johnson Controls International PLC	38,787	1,297,425
Masco Corp.	13,026	487,433
		2,803,103
Capital Markets 2.9%
Affiliated Managers Group, Inc.	2,400	356,808
Ameriprise Financial, Inc.	6,421	898,169
Bank of New York Mellon Corp. (The)	42,838	2,310,253
BlackRock, Inc.	5,340	2,664,874
Cboe Global Markets, Inc.	4,800	499,536
Charles Schwab Corp. (The)	50,711	2,591,332
CME Group, Inc.	14,480	2,373,562
E*TRADE Financial Corp.*	11,420	698,447
Franklin Resources, Inc.	13,242	424,406
Goldman Sachs Group, Inc. (The)	14,940	3,295,316
Intercontinental Exchange, Inc.	24,540	1,804,917
Invesco Ltd.	17,300	459,488
Moody’s Corp.	7,076	1,206,883
Morgan Stanley	58,036	2,750,906
MSCI, Inc.	3,500	579,005
Nasdaq, Inc.	5,100	465,477
Northern Trust Corp.	9,062	932,389
Raymond James Financial, Inc.	5,600	500,360
S&P Global, Inc.	10,670	2,175,506
State Street Corp.	15,662	1,457,976
T. Rowe Price Group, Inc.	10,500	1,218,945
		29,664,555
Chemicals 1.8%
Air Products & Chemicals, Inc.	9,402	1,464,173
Albemarle Corp.	4,840	456,557
CF Industries Holdings, Inc.	9,800	435,120
DowDuPont, Inc.	99,428	6,554,294
Eastman Chemical Co.	6,086	608,357

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Ecolab, Inc.	11,242	$ 1,577,590
FMC Corp.	5,700	508,497
International Flavors & Fragrances, Inc.	3,375	418,365
LyondellBasell Industries NV (Class A Stock)	13,700	1,504,945
Mosaic Co. (The)	13,500	378,675
PPG Industries, Inc.	10,848	1,125,263
Praxair, Inc.	12,328	1,949,673
Sherwin-Williams Co. (The)	3,526	1,437,092
		18,418,601
Commercial Services & Supplies 0.3%
Cintas Corp.	3,760	695,863
Republic Services, Inc.	9,535	651,813
Stericycle, Inc.*	3,600	235,044
Waste Management, Inc.	16,913	1,375,703
		2,958,423
Communications Equipment 1.0%
Cisco Systems, Inc.	202,344	8,706,862
F5 Networks, Inc.*	2,700	465,615
Juniper Networks, Inc.	13,500	370,170
Motorola Solutions, Inc.	6,916	804,815
		10,347,462
Construction & Engineering 0.1%
Fluor Corp.	5,974	291,412
Jacobs Engineering Group, Inc.	5,200	330,148
Quanta Services, Inc.*	6,500	217,100
		838,660
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,700	602,991
Vulcan Materials Co.	5,700	735,642
		1,338,633
Consumer Finance 0.7%
American Express Co.	30,839	3,022,222
Capital One Financial Corp.	20,766	1,908,395

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
Discover Financial Services	15,018	$ 1,057,417
Synchrony Financial	29,965	1,000,232
		6,988,266
Containers & Packaging 0.3%
Avery Dennison Corp.	3,738	381,650
Ball Corp.	14,828	527,135
International Paper Co.	17,484	910,567
Packaging Corp. of America	4,200	469,518
Sealed Air Corp.	6,936	294,433
WestRock Co.	10,933	623,400
		3,206,703
Distributors 0.1%
Genuine Parts Co.	6,399	587,364
LKQ Corp.*	13,000	414,700
		1,002,064
Diversified Consumer Services 0.0%
H&R Block, Inc.	8,520	194,086
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	81,850	15,277,303
Jefferies Financial Group, Inc.	12,700	288,798
		15,566,101
Diversified Telecommunication Services 1.9%
AT&T, Inc.	309,307	9,931,848
CenturyLink, Inc.	40,779	760,121
Verizon Communications, Inc.	175,633	8,836,096
		19,528,065
Electric Utilities 1.8%
Alliant Energy Corp.	9,500	402,040
American Electric Power Co., Inc.	20,791	1,439,777
Duke Energy Corp.	29,839	2,359,668
Edison International	13,962	883,376
Entergy Corp.	7,715	623,295
Evergy, Inc.	11,500	645,725
Eversource Energy	13,100	767,791

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	40,812	$ 1,738,591
FirstEnergy Corp.	18,677	670,691
NextEra Energy, Inc.	20,032	3,345,945
PG&E Corp.	22,003	936,448
Pinnacle West Capital Corp.	4,700	378,632
PPL Corp.	29,252	835,144
Southern Co. (The)	42,415	1,964,239
Xcel Energy, Inc.	21,483	981,343
		17,972,705
Electrical Equipment 0.5%
AMETEK, Inc.	9,800	707,168
Eaton Corp. PLC	18,693	1,397,115
Emerson Electric Co.	27,050	1,870,237
Rockwell Automation, Inc.	5,463	908,114
		4,882,634
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. (Class A Stock)	13,000	1,132,950
Corning, Inc.	35,897	987,526
FLIR Systems, Inc.	5,700	296,229
IPG Photonics Corp.*	1,400	308,882
TE Connectivity Ltd.	14,800	1,332,888
		4,058,475
Energy Equipment & Services 0.8%
Baker Hughes a GE Co.	17,145	566,300
Halliburton Co.	36,922	1,663,705
Helmerich & Payne, Inc.	4,700	299,672
National Oilwell Varco, Inc.	15,800	685,720
Schlumberger Ltd.	58,732	3,936,806
TechnipFMC PLC (United Kingdom)	18,400	584,016
		7,736,219
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	4,100	517,297
American Tower Corp.	18,900	2,724,813
Apartment Investment & Management Co. (Class A Stock)	6,580	278,334
AvalonBay Communities, Inc.	5,911	1,016,042
Boston Properties, Inc.	6,700	840,314
Crown Castle International Corp.	17,800	1,919,196

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Digital Realty Trust, Inc.	8,800	$ 981,904
Duke Realty Corp.	14,300	415,129
Equinix, Inc.	3,386	1,455,608
Equity Residential	15,500	987,195
Essex Property Trust, Inc.	2,900	693,303
Extra Space Storage, Inc.	5,400	538,974
Federal Realty Investment Trust	3,100	392,305
GGP, Inc.	26,500	541,395
HCP, Inc.	18,900	487,998
Host Hotels & Resorts, Inc.	30,536	643,393
Iron Mountain, Inc.	11,205	392,287
Kimco Realty Corp.	17,600	299,024
Macerich Co. (The)	4,400	250,052
Mid-America Apartment Communities, Inc.	4,800	483,216
Prologis, Inc.	22,537	1,480,456
Public Storage	6,400	1,451,904
Realty Income Corp.	11,400	613,206
Regency Centers Corp.	6,300	391,104
SBA Communications Corp.*	5,000	825,600
Simon Property Group, Inc.	13,289	2,261,655
SL Green Realty Corp.	3,800	382,014
UDR, Inc.	10,900	409,186
Ventas, Inc.	14,833	844,739
Vornado Realty Trust	7,184	531,041
Welltower, Inc.	15,500	971,695
Weyerhaeuser Co.	32,139	1,171,788
		27,192,167
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	18,808	3,930,496
Kroger Co. (The)	33,068	940,784
Sysco Corp.	20,080	1,371,263
Walgreens Boots Alliance, Inc.	36,178	2,171,223
Walmart, Inc.	61,526	5,269,702
		13,683,468
Food Products 1.1%
Archer-Daniels-Midland Co.	23,659	1,084,292
Campbell Soup Co.	8,047	326,225
Conagra Brands, Inc.	16,743	598,227
General Mills, Inc.	24,044	1,064,188
Hershey Co. (The)	6,016	559,849
Hormel Foods Corp.	11,200	416,752

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
J.M. Smucker Co. (The)	4,900	$ 526,652
Kellogg Co.	10,670	745,513
Kraft Heinz Co. (The)	25,155	1,580,237
McCormick & Co., Inc.	5,200	603,668
Mondelez International, Inc. (Class A Stock)	62,766	2,573,406
Tyson Foods, Inc. (Class A Stock)	12,600	867,510
		10,946,519
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	74,213	4,526,251
ABIOMED, Inc.*	1,700	695,385
Align Technology, Inc.*	3,200	1,094,848
Baxter International, Inc.	21,174	1,563,488
Becton, Dickinson & Co.	11,465	2,746,556
Boston Scientific Corp.*	58,572	1,915,304
Cooper Cos., Inc. (The)	2,100	494,445
Danaher Corp.	26,300	2,595,284
DENTSPLY SIRONA, Inc.	9,400	411,438
Edwards Lifesciences Corp.*	8,970	1,305,763
Hologic, Inc.*	11,100	441,225
IDEXX Laboratories, Inc.*	3,800	828,172
Intuitive Surgical, Inc.*	4,860	2,325,413
Medtronic PLC	57,915	4,958,103
ResMed, Inc.	6,100	631,838
Stryker Corp.	13,800	2,330,268
Varian Medical Systems, Inc.*	4,000	454,880
Zimmer Biomet Holdings, Inc.	8,711	970,754
		30,289,415
Health Care Providers & Services 3.1%
Aetna, Inc.	14,044	2,577,074
AmerisourceBergen Corp.	6,800	579,836
Anthem, Inc.	10,960	2,608,809
Cardinal Health, Inc.	12,973	633,471
Centene Corp.*	8,300	1,022,643
Cigna Corp.	10,421	1,771,049
CVS Health Corp.	42,999	2,766,985
DaVita, Inc.*	6,100	423,584
Envision Healthcare Corp.*	4,500	198,045
Express Scripts Holding Co.*	24,070	1,858,445
HCA Healthcare, Inc.	12,000	1,231,200
Henry Schein, Inc.*	6,400	464,896
Humana, Inc.	5,960	1,773,875

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Laboratory Corp. of America Holdings*	4,400	$ 789,932
McKesson Corp.	8,926	1,190,728
Quest Diagnostics, Inc.	5,900	648,646
UnitedHealth Group, Inc.	41,208	10,109,971
Universal Health Services, Inc. (Class B Stock)	3,770	420,129
		31,069,318
Health Care Technology 0.1%
Cerner Corp.*	13,500	807,165
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	17,100	980,001
Chipotle Mexican Grill, Inc.*	1,060	457,252
Darden Restaurants, Inc.	5,253	562,386
Hilton Worldwide Holdings, Inc.	11,200	886,592
Marriott International, Inc. (Class A Stock)	12,870	1,629,342
McDonald’s Corp.	33,860	5,305,524
MGM Resorts International	21,500	624,145
Norwegian Cruise Line Holdings Ltd.*	8,200	387,450
Royal Caribbean Cruises Ltd.	7,400	766,640
Starbucks Corp.	58,900	2,877,265
Wynn Resorts Ltd.	3,600	602,424
Yum! Brands, Inc.	14,064	1,100,086
		16,179,107
Household Durables 0.3%
D.R. Horton, Inc.	14,500	594,500
Garmin Ltd.	4,700	286,700
Leggett & Platt, Inc.	5,500	245,520
Lennar Corp. (Class A Stock)	11,200	588,000
Mohawk Industries, Inc.*	2,840	608,527
Newell Brands, Inc.	20,127	519,075
PulteGroup, Inc.	10,511	302,191
Whirlpool Corp.	2,685	392,628
		3,537,141
Household Products 1.4%
Church & Dwight Co., Inc.	10,100	536,916
Clorox Co. (The)	5,632	761,728
Colgate-Palmolive Co.	37,060	2,401,859

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Products (cont’d.)
Kimberly-Clark Corp.	15,016	$ 1,581,785
Procter & Gamble Co. (The)	107,323	8,377,633
		13,659,921
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	27,500	368,775
NRG Energy, Inc.	12,200	374,540
		743,315
Industrial Conglomerates 1.6%
3M Co.	25,378	4,992,360
General Electric Co.	369,907	5,034,434
Honeywell International, Inc.	32,215	4,640,571
Roper Technologies, Inc.	4,480	1,236,077
		15,903,442
Insurance 2.3%
Aflac, Inc.	32,600	1,402,452
Allstate Corp. (The)	15,108	1,378,907
American International Group, Inc.	38,151	2,022,766
Aon PLC	10,589	1,452,493
Arthur J. Gallagher & Co.	7,800	509,184
Assurant, Inc.	2,300	238,027
Brighthouse Financial, Inc.*	3,672	147,137
Chubb Ltd.	19,723	2,505,215
Cincinnati Financial Corp.	6,507	435,058
Everest Re Group Ltd.	1,850	426,388
Hartford Financial Services Group, Inc. (The)	14,853	759,434
Lincoln National Corp.	9,051	563,425
Loews Corp.	11,117	536,729
Marsh & McLennan Cos., Inc.	21,740	1,782,028
MetLife, Inc.	43,800	1,909,680
Principal Financial Group, Inc.	11,400	603,630
Progressive Corp. (The)	24,616	1,456,036
Prudential Financial, Inc.(g)	18,000	1,683,180
Torchmark Corp.	4,533	369,031
Travelers Cos., Inc. (The)	11,531	1,410,703
Unum Group	9,326	344,969
Willis Towers Watson PLC	5,600	848,960
XL Group Ltd. (Bermuda)	10,500	587,475
		23,372,907

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	17,170	$ 29,185,566
Booking Holdings, Inc.*	2,130	4,317,702
Expedia Group, Inc.	5,000	600,950
Netflix, Inc.*	18,460	7,225,798
TripAdvisor, Inc.*	4,300	239,553
		41,569,569
Internet Software & Services 5.2%
Akamai Technologies, Inc.*	7,300	534,579
Alphabet, Inc. (Class A Stock)*	12,770	14,419,756
Alphabet, Inc. (Class C Stock)*	13,022	14,527,994
eBay, Inc.*	40,040	1,451,851
Facebook, Inc. (Class A Stock)*	102,080	19,836,186
Twitter, Inc.*	26,300	1,148,521
VeriSign, Inc.*	3,700	508,454
		52,427,341
IT Services 4.4%
Accenture PLC (Class A Stock)	27,100	4,433,289
Alliance Data Systems Corp.	2,190	510,708
Automatic Data Processing, Inc.	19,048	2,555,098
Broadridge Financial Solutions, Inc.	4,500	517,950
Cognizant Technology Solutions Corp. (Class A Stock)	25,000	1,974,750
DXC Technology Co.	12,159	980,137
Fidelity National Information Services, Inc.	14,000	1,484,420
Fiserv, Inc.*	17,400	1,289,166
FleetCor Technologies, Inc.*	3,400	716,210
Gartner, Inc.*	3,700	491,730
Global Payments, Inc.	6,600	735,834
International Business Machines Corp.	36,604	5,113,579
Mastercard, Inc. (Class A Stock)	39,140	7,691,793
Paychex, Inc.	13,425	917,599
PayPal Holdings, Inc.*	47,900	3,988,633
Total System Services, Inc.	7,171	606,093
Visa, Inc. (Class A Stock)	76,720	10,161,564
Western Union Co. (The)	19,452	395,459
		44,564,012

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.1%
Hasbro, Inc.	4,854	$ 448,073
Mattel, Inc.(a)	12,713	208,747
		656,820
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	13,498	834,716
Illumina, Inc.*	6,400	1,787,456
IQVIA Holdings, Inc.*	6,300	628,866
Mettler-Toledo International, Inc.*	1,160	671,211
PerkinElmer, Inc.	4,570	334,661
Thermo Fisher Scientific, Inc.	17,222	3,567,365
Waters Corp.*	3,500	677,565
		8,501,840
Machinery 1.5%
Caterpillar, Inc.	25,456	3,453,616
Cummins, Inc.	6,706	891,898
Deere & Co.	13,780	1,926,444
Dover Corp.	6,462	473,018
Flowserve Corp.	5,400	218,160
Fortive Corp.	12,950	998,575
Illinois Tool Works, Inc.	13,206	1,829,559
Ingersoll-Rand PLC	10,600	951,138
PACCAR, Inc.	14,864	920,974
Parker-Hannifin Corp.	5,738	894,267
Pentair PLC (United Kingdom)	6,846	288,080
Snap-on, Inc.	2,442	392,478
Stanley Black & Decker, Inc.	6,588	874,952
Xylem, Inc.	7,600	512,088
		14,625,247
Media 2.2%
CBS Corp. (Class B Stock)	14,476	813,841
Charter Communications, Inc. (Class A Stock)*	7,960	2,333,952
Comcast Corp. (Class A Stock)	196,970	6,462,586
Discovery, Inc. (Class A Stock)*(a)	5,300	145,750
Discovery, Inc. (Class C Stock)*	12,200	311,100
DISH Network Corp. (Class A Stock)*	8,600	289,046
Interpublic Group of Cos., Inc. (The)	16,088	377,103
News Corp. (Class A Stock)	15,575	241,412
News Corp. (Class B Stock)	4,100	64,985
Omnicom Group, Inc.	9,934	757,666

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	44,700	$ 2,221,143
Twenty-First Century Fox, Inc. (Class B Stock)	18,200	896,714
Viacom, Inc. (Class B Stock)	14,376	433,580
Walt Disney Co. (The)	63,913	6,698,721
		22,047,599
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	56,792	980,230
Newmont Mining Corp.	22,297	840,820
Nucor Corp.	13,312	832,000
		2,653,050
Multiline Retail 0.5%
Dollar General Corp.	11,100	1,094,460
Dollar Tree, Inc.*	10,142	862,070
Kohl’s Corp.	7,300	532,170
Macy’s, Inc.	12,682	474,687
Nordstrom, Inc.	5,000	258,900
Target Corp.	22,782	1,734,166
		4,956,453
Multi-Utilities 0.9%
Ameren Corp.	10,369	630,954
CenterPoint Energy, Inc.	17,279	478,801
CMS Energy Corp.	11,800	557,904
Consolidated Edison, Inc.	13,251	1,033,313
Dominion Energy, Inc.	27,604	1,882,041
DTE Energy Co.	7,787	806,967
NiSource, Inc.	13,700	360,036
Public Service Enterprise Group, Inc.	21,394	1,158,271
SCANA Corp.	5,200	200,304
Sempra Energy	11,128	1,292,072
WEC Energy Group, Inc.	13,133	849,048
		9,249,711
Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	22,036	1,614,137
Andeavor	6,100	800,198
Apache Corp.	15,548	726,869
Cabot Oil & Gas Corp.	19,000	452,200
Chevron Corp.	81,452	10,297,976

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cimarex Energy Co.	4,000	$ 406,960
Concho Resources, Inc.*	6,400	885,440
ConocoPhillips	50,257	3,498,892
Devon Energy Corp.	22,100	971,516
EOG Resources, Inc.	24,700	3,073,421
EQT Corp.	10,500	579,390
Exxon Mobil Corp.	180,252	14,912,248
Hess Corp.	11,134	744,753
HollyFrontier Corp.	6,500	444,795
Kinder Morgan, Inc.	80,180	1,416,781
Marathon Oil Corp.	35,378	737,985
Marathon Petroleum Corp.	20,078	1,408,673
Newfield Exploration Co.*	8,200	248,050
Noble Energy, Inc.	20,800	733,824
Occidental Petroleum Corp.	32,776	2,742,696
ONEOK, Inc.	17,200	1,201,076
Phillips 66	17,828	2,002,263
Pioneer Natural Resources Co.	7,400	1,400,376
Valero Energy Corp.	18,400	2,039,272
Williams Cos., Inc. (The)	34,692	940,500
		54,280,291
Personal Products 0.2%
Coty, Inc. (Class A Stock)	20,000	282,000
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,700	1,384,093
		1,666,093
Pharmaceuticals 4.3%
Allergan PLC	14,195	2,366,590
Bristol-Myers Squibb Co.	69,379	3,839,434
Eli Lilly & Co.	41,197	3,515,340
Johnson & Johnson	114,389	13,879,961
Merck & Co., Inc.	115,133	6,988,573
Mylan NV*	21,500	777,010
Nektar Therapeutics*	6,100	297,863
Perrigo Co. PLC	5,500	401,005
Pfizer, Inc.	250,663	9,094,054
Zoetis, Inc.	20,800	1,771,952
		42,931,782
Professional Services 0.3%
Equifax, Inc.	5,130	641,814

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
IHS Markit Ltd.*	15,400	$ 794,486
Nielsen Holdings PLC	13,700	423,741
Robert Half International, Inc.	5,200	338,520
Verisk Analytics, Inc.*	6,700	721,188
		2,919,749
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	12,600	601,524
Road & Rail 1.0%
CSX Corp.	37,518	2,392,898
J.B. Hunt Transport Services, Inc.	3,750	455,813
Kansas City Southern	4,400	466,224
Norfolk Southern Corp.	12,131	1,830,204
Union Pacific Corp.	33,086	4,687,624
		9,832,763
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*(a)	32,700	490,173
Analog Devices, Inc.	15,847	1,520,044
Applied Materials, Inc.	43,088	1,990,235
Broadcom, Inc.	17,429	4,228,972
Intel Corp.	199,648	9,924,502
KLA-Tencor Corp.	6,690	685,926
Lam Research Corp.	7,062	1,220,667
Microchip Technology, Inc.	10,200	927,690
Micron Technology, Inc.*	49,116	2,575,643
NVIDIA Corp.	25,900	6,135,710
Qorvo, Inc.*	5,471	438,610
QUALCOMM, Inc.	62,900	3,529,948
Skyworks Solutions, Inc.	7,800	753,870
Texas Instruments, Inc.	42,052	4,636,233
Xilinx, Inc.	10,800	704,808
		39,763,031
Software 5.9%
Activision Blizzard, Inc.	32,400	2,472,768
Adobe Systems, Inc.*	21,070	5,137,077
ANSYS, Inc.*	3,600	627,048
Autodesk, Inc.*	9,520	1,247,977
CA, Inc.	12,658	451,258
Cadence Design Systems, Inc.*	11,800	511,058

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Citrix Systems, Inc.*	5,500	$ 576,620
Electronic Arts, Inc.*	13,000	1,833,260
Intuit, Inc.	10,400	2,124,772
Microsoft Corp.	327,582	32,302,861
Oracle Corp.	128,640	5,667,878
Red Hat, Inc.*	7,600	1,021,212
salesforce.com, Inc.*	29,600	4,037,440
Symantec Corp.	26,317	543,446
Synopsys, Inc.*	6,300	539,091
Take-Two Interactive Software, Inc.*	4,300	508,948
		59,602,714
Specialty Retail 2.3%
Advance Auto Parts, Inc.	3,150	427,455
AutoZone, Inc.*	1,220	818,535
Best Buy Co., Inc.	11,000	820,380
CarMax, Inc.*	7,600	553,812
Foot Locker, Inc.	5,000	263,250
Gap, Inc. (The)	9,013	291,931
Home Depot, Inc. (The)	49,184	9,595,798
L Brands, Inc.	10,422	384,363
Lowe’s Cos., Inc.	34,996	3,344,568
O’Reilly Automotive, Inc.*	3,580	979,381
Ross Stores, Inc.	16,200	1,372,950
Tiffany & Co.	4,500	592,200
TJX Cos., Inc. (The)	27,064	2,575,951
Tractor Supply Co.	5,500	420,695
Ulta Beauty, Inc.*	2,520	588,319
		23,029,588
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	209,878	38,850,517
Hewlett Packard Enterprise Co.	66,602	973,055
HP, Inc.	68,602	1,556,579
NetApp, Inc.	11,500	903,095
Seagate Technology PLC	12,000	677,640
Western Digital Corp.	12,825	992,783
Xerox Corp.	8,425	202,200
		44,155,869
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	15,100	332,502

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Michael Kors Holdings Ltd.*	6,500	$ 432,900
NIKE, Inc. (Class B Stock)	54,574	4,348,456
PVH Corp.	3,300	494,076
Ralph Lauren Corp.	2,500	314,300
Tapestry, Inc.	11,600	541,836
Under Armour, Inc. (Class A Stock)*(a)	6,200	139,376
Under Armour, Inc. (Class C Stock)*	7,567	159,512
VF Corp.	13,936	1,136,063
		7,899,021
Tobacco 1.0%
Altria Group, Inc.	80,779	4,587,439
Philip Morris International, Inc.	65,879	5,319,071
		9,906,510
Trading Companies & Distributors 0.2%
Fastenal Co.	12,300	591,999
United Rentals, Inc.*	3,600	531,432
W.W. Grainger, Inc.	2,254	695,134
		1,818,565
Water Utilities 0.1%
American Water Works Co., Inc.	7,800	665,964
Total Common Stocks (cost $259,110,264)		981,138,349
Exchange Traded Fund 0.1%
iShares Core S&P 500 ETF (cost $1,157,247)	5,500	1,501,775

Total Long-Term Investments (cost $260,267,511)		982,640,124

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 2.2%
Affiliated Mutual Funds 2.1%
PGIM Core Ultra Short Bond Fund(w)	19,742,315	$ 19,742,315
PGIM Institutional Money Market Fund (cost $1,010,381; includes $1,004,303 of cash collateral for securities on loan)(b)(w)	1,010,379	1,010,481
Total Affiliated Mutual Funds (cost $20,752,696)		20,752,796

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation 0.1%
U.S. Treasury Bills (cost $1,095,405)	1.890%(n)	09/20/18(k)	1,100	1,095,416

Total Short-Term Investments (cost $21,848,101)				21,848,212

TOTAL INVESTMENTS 100.0% (cost $282,115,612)				1,004,488,336
Other assets in excess of liabilities(z) 0.0%				174,188

Net Assets 100.0%				$ 1,004,662,524

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ETF — Exchange Traded Fund
NASDAQ — National Association of Securities Dealers Automated Quotations
REITs — Real Estate Investment Trusts
S&P — Standard & Poor

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $961,488; cash collateral of $1,004,303 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Futures contracts outstanding at June 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	S&P 500 E-Mini Index	Sep. 2018	$ 3,810,240	$ (90,968)
25	S&P 500 Index	Sep. 2018	17,010,000	(386,125)
				$(477,093)
A security with a market value of $1,095,416 has been segregated with UBS AG to cover requirements for open futures contracts at June 30, 2018.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 26,472,107	$ —	$—
Air Freight & Logistics	6,586,776	—	—
Airlines	4,210,734	—	—
Auto Components	1,612,393	—	—
Automobiles	4,235,722	—	—
Banks	60,260,338	—	—
Beverages	17,466,934	—	—
Biotechnology	25,079,599	—	—
Building Products	2,803,103	—	—
Capital Markets	29,664,555	—	—
Chemicals	18,418,601	—	—
Commercial Services & Supplies	2,958,423	—	—
Communications Equipment	10,347,462	—	—
Construction & Engineering	838,660	—	—
Construction Materials	1,338,633	—	—
Consumer Finance	6,988,266	—	—
Containers & Packaging	3,206,703	—	—
Distributors	1,002,064	—	—

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Consumer Services	$ 194,086	$ —	$—
Diversified Financial Services	15,566,101	—	—
Diversified Telecommunication Services	19,528,065	—	—
Electric Utilities	17,972,705	—	—
Electrical Equipment	4,882,634	—	—
Electronic Equipment, Instruments & Components	4,058,475	—	—
Energy Equipment & Services	7,736,219	—	—
Equity Real Estate Investment Trusts (REITs)	27,192,167	—	—
Food & Staples Retailing	13,683,468	—	—
Food Products	10,946,519	—	—
Health Care Equipment & Supplies	30,289,415	—	—
Health Care Providers & Services	31,069,318	—	—
Health Care Technology	807,165	—	—
Hotels, Restaurants & Leisure	16,179,107	—	—
Household Durables	3,537,141	—	—
Household Products	13,659,921	—	—
Independent Power & Renewable Electricity Producers	743,315	—	—
Industrial Conglomerates	15,903,442	—	—
Insurance	23,372,907	—	—
Internet & Direct Marketing Retail	41,569,569	—	—
Internet Software & Services	52,427,341	—	—
IT Services	44,564,012	—	—
Leisure Products	656,820	—	—
Life Sciences Tools & Services	8,501,840	—	—
Machinery	14,625,247	—	—
Media	22,047,599	—	—
Metals & Mining	2,653,050	—	—
Multiline Retail	4,956,453	—	—
Multi-Utilities	9,249,711	—	—
Oil, Gas & Consumable Fuels	54,280,291	—	—
Personal Products	1,666,093	—	—
Pharmaceuticals	42,931,782	—	—
Professional Services	2,919,749	—	—
Real Estate Management & Development	601,524	—	—
Road & Rail	9,832,763	—	—
Semiconductors & Semiconductor Equipment	39,763,031	—	—
Software	59,602,714	—	—
Specialty Retail	23,029,588	—	—
Technology Hardware, Storage & Peripherals	44,155,869	—	—
Textiles, Apparel & Luxury Goods	7,899,021	—	—
Tobacco	9,906,510	—	—
Trading Companies & Distributors	1,818,565	—	—
Water Utilities	665,964	—	—
Exchange Traded Fund	1,501,775	—	—
Affiliated Mutual Funds	20,752,796	—	—
U.S. Treasury Obligation	—	1,095,416	—

PGIM QMA Stock Index Fund
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$ (477,093)	$ —	$—
Total	$1,002,915,827	$1,095,416	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the Over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent thirdparty vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are alsovalued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.   Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    August 17, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date    August 17, 2018

* Print the name and title of each signing officer under his or her signature.